Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 52.9%
Communication Services 7.0%
Amazon.com, Inc., 4.25%, 8/22/2057		135,000	167,817
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.312% *, 6/12/2024		207,000	210,788
CCO Holdings LLC, 144A, 5.375%, 6/1/2029		85,000	90,525
Charter Communications Operating LLC:
3.75%, 2/15/2028		110,000	112,771
5.375%, 5/1/2047		50,000	54,478
Comcast Corp.:
3.55%, 5/1/2028		140,000	150,395
4.15%, 10/15/2028		80,000	89,738
4.6%, 10/15/2038		100,000	119,460
4.95%, 10/15/2058		70,000	88,967
Diamond Sports Group LLC:
144A, 5.375%, 8/15/2026		169,000	175,338
144A, 6.625%, 8/15/2027 (b)		139,000	144,213
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		250,000	263,440
Netflix, Inc.:
144A, 5.375%, 11/15/2029		105,000	109,463
5.5%, 2/15/2022		225,000	238,500
5.875%, 11/15/2028		235,000	255,281
Sprint Communications, Inc., 6.0%, 11/15/2022		250,000	265,625
Symantec Corp., 3.95%, 6/15/2022		225,000	228,691
VeriSign, Inc.:
4.625%, 5/1/2023		250,000	254,125
5.25%, 4/1/2025		250,000	272,950
Verizon Communications, Inc., 4.016%, 12/3/2029		100,000	111,133
Vodafone Group PLC, 5.25%, 5/30/2048		60,000	69,548
			3,473,246
Consumer Discretionary 4.6%
1011778 B.C. Unlimited Liability Co., 144A, 3.875%, 1/15/2028		65,000	65,413
Ford Motor Credit Co. LLC:
4.542%, 8/1/2026		202,000	201,813
5.584%, 3/18/2024		206,000	218,992
General Motors Financial Co., Inc.:
3.15%, 6/30/2022		265,000	268,058
4.35%, 4/9/2025		84,000	87,498
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024		130,000	132,438
144A, 4.875%, 1/15/2030		63,000	66,519
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		220,000	231,715
Home Depot, Inc., 4.5%, 12/6/2048		50,000	62,449
Las Vegas Sands Corp., 3.9%, 8/8/2029		45,000	46,156
Lowe's Companies, Inc., 4.55%, 4/5/2049		45,000	51,792
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		130,000	132,600
Sands China Ltd., 4.6%, 8/8/2023		200,000	211,678
Starbucks Corp., 4.5%, 11/15/2048		100,000	116,260
Volkswagen Group of America Finance LLC, 144A, 4.25%, 11/13/2023		200,000	213,081
Walmart, Inc., 3.4%, 6/26/2023		175,000	184,213
			2,290,675
Consumer Staples 2.4%
Altria Group, Inc.:
4.8%, 2/14/2029		70,000	76,680
5.95%, 2/14/2049		100,000	117,595
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 4/15/2058		60,000	70,279
5.45%, 1/23/2039		90,000	113,774
5.55%, 1/23/2049		55,000	71,979
BAT Capital Corp., 3.557%, 8/15/2027		125,000	125,910
Constellation Brands, Inc., 5.25%, 11/15/2048		30,000	37,561
Keurig Dr Pepper, Inc.:
4.057%, 5/25/2023		90,000	95,180
4.597%, 5/25/2028		70,000	78,389
Kraft Heinz Foods Co.:
144A, 3.75%, 4/1/2030		60,000	60,560
4.625%, 1/30/2029		90,000	97,356
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		150,000	177,570
PepsiCo, Inc., 3.375%, 7/29/2049		55,000	58,530
			1,181,363
Energy 5.4%
Antero Midstream Partners LP:
144A, 5.75%, 3/1/2027		225,000	187,594
144A, 5.75%, 1/15/2028		150,000	124,500
Apache Corp., 4.375%, 10/15/2028		145,000	148,491
Canadian Natural Resources Ltd., 3.85%, 6/1/2027		125,000	131,588
Cheniere Energy Partners LP, 5.625%, 10/1/2026		370,000	392,625
Continental Resources, Inc., 4.9%, 6/1/2044		90,000	91,016
DCP Midstream Operating LP, 5.375%, 7/15/2025		105,000	111,825
Devon Energy Corp., 5.0%, 6/15/2045		100,000	115,632
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		200,000	230,665
Energy Transfer Operating LP, 4.25%, 3/15/2023		350,000	365,667
Enterprise Products Operating LLC, 4.2%, 1/31/2050		110,000	117,640
Exxon Mobil Corp., 2.44%, 8/16/2029		87,000	87,557
Hess Corp., 5.8%, 4/1/2047		80,000	92,037
Kinder Morgan, Inc., 5.2%, 3/1/2048		60,000	69,140
MPLX LP, 5.5%, 2/15/2049		80,000	92,777
Occidental Petroleum Corp., 3.5%, 8/15/2029		134,000	135,903
Range Resources Corp., 5.0%, 3/15/2023		100,000	87,500
TransCanada PipeLines Ltd, 5.1%, 3/15/2049		95,000	114,059
			2,696,216
Financials 12.5%
Air Lease Corp., 4.625%, 10/1/2028		160,000	176,133
Aircastle Ltd.:
4.4%, 9/25/2023		109,000	114,659
5.5%, 2/15/2022		175,000	186,210
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		200,000	208,853
ASB Bank Ltd., 144A, 3.75%, 6/14/2023		200,000	210,062
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027		225,000	235,462
Banco Santander Maxico SA, 2.706%, 6/27/2024		200,000	202,195
Bank of America Corp., 3.824%, 1/20/2028		364,000	390,733
Bank of New Zealand, 144A, 3.5%, 2/20/2024		250,000	261,858
BB&T Corp., 4.8%, Perpetual (c)		400,000	399,996
BPCE SA, 144A, 4.625%, 9/12/2028		250,000	280,880
Citigroup, Inc.:
3.2%, 10/21/2026		170,000	175,735
3.98%, 3/20/2030		160,000	173,978
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		250,000	268,492
Discover Bank, 2.45%, 9/12/2024		250,000	249,413
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		96,000	103,851
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		40,000	39,862
JPMorgan Chase & Co.:
2.739%, 10/15/2030		100,000	99,298
3.782%, 2/1/2028		230,000	246,072
Morgan Stanley:
3.591%, 7/22/2028		100,000	105,417
4.431%, 1/23/2030		250,000	280,791
PayPal Holdings, Inc.:
2.65%, 10/1/2026		84,000	84,579
2.85%, 10/1/2029		150,000	150,933
Prudential Financial, Inc., 4.35%, 2/25/2050		100,000	114,605
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		270,000	277,582
State Street Corp., 4.141%, 12/3/2029		130,000	146,747
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	80,374
Synchrony Financial, 4.375%, 3/19/2024		40,000	42,445
The Allstate Corp., 3.85%, 8/10/2049		30,000	33,048
The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		200,000	211,508
3.814%, 4/23/2029		155,000	164,565
Wells Fargo & Co.:
3.196%, 6/17/2027		90,000	92,995
4.15%, 1/24/2029		150,000	166,317
Woori Bank, 144A, 4.5%, Perpetual (c)		250,000	252,857
			6,228,505
Health Care 5.1%
AbbVie, Inc., 4.45%, 5/14/2046		70,000	72,507
Alcon Finance Corp., 144A, 3.0%, 9/23/2029		200,000	202,249
Allergan Funding SCS, 4.75%, 3/15/2045		70,000	74,163
Anthem, Inc., 2.875%, 9/15/2029		40,000	39,581
Boston Scientific Corp., 4.0%, 3/1/2029		75,000	82,898
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		175,000	203,197
CVS Health Corp., 5.05%, 3/25/2048		145,000	164,565
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	200,000	218,660
Eli Lilly & Co.:
3.95%, 3/15/2049		80,000	92,846
4.15%, 3/15/2059		90,000	105,970
Encompass Health Corp., 4.5%, 2/1/2028		60,000	60,660
HCA, Inc.:
4.125%, 6/15/2029		110,000	115,355
5.25%, 6/15/2026		130,000	144,757
5.375%, 9/1/2026		115,000	126,350
7.5%, 2/15/2022		225,000	249,367
Merck & Co., Inc., 4.0%, 3/7/2049		80,000	95,067
Pfizer, Inc., 4.2%, 9/15/2048		90,000	106,262
Stryker Corp.:
3.375%, 11/1/2025		80,000	84,838
4.625%, 3/15/2046		40,000	48,985
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029 (d)		110,000	109,573
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		54,000	55,114
4.45%, 12/15/2048		60,000	70,953
			2,523,917
Industrials 2.7%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023		167,000	177,187
Caterpillar, Inc., 3.25%, 9/19/2049		60,000	62,385
CSX Corp.:
3.35%, 9/15/2049		50,000	48,847
4.25%, 11/1/2066		130,000	137,894
Delta Air Lines, Inc., 4.375%, 4/19/2028		154,000	164,261
FedEx Corp., 4.05%, 2/15/2048		74,000	72,574
Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029		120,000	127,764
Norfolk Southern Corp., 4.1%, 5/15/2049		40,000	44,728
Parker-Hannifin Corp., 3.25%, 6/14/2029		40,000	41,672
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024		195,000	200,177
Union Pacific Corp., 4.5%, 9/10/2048		125,000	149,155
United Technologies Corp., 4.625%, 11/16/2048		100,000	124,851
			1,351,495
Information Technology 4.2%
Apple, Inc.:
2.05%, 9/11/2026		77,000	76,119
3.45%, 2/9/2045		60,000	63,596
3.75%, 9/12/2047		100,000	111,626
Broadcom, Inc.:
144A, 3.125%, 4/15/2021		105,000	106,007
144A, 3.625%, 10/15/2024		200,000	203,349
Dell International LLC:
144A, 4.9%, 10/1/2026		198,000	212,237
144A, 5.875%, 6/15/2021		240,000	243,840
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		95,000	101,413
Fiserv, Inc., 3.5%, 7/1/2029		140,000	147,296
International Business Machines Corp., 3.5%, 5/15/2029		100,000	107,322
IQVIA, Inc., 144A, 5.0%, 5/15/2027		215,000	225,212
Microsoft Corp., 3.7%, 8/8/2046		86,000	97,879
Netflix, Inc.,
NXP BV:
144A, 3.875%, 9/1/2022		200,000	206,401
144A, 3.875%, 6/18/2026		140,000	147,435
Oracle Corp., 4.0%, 11/15/2047		55,000	61,551
			2,111,283
Materials 2.7%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		110,000	115,918
Corp. Nacional del Cobre de Chile, 144A, 3.0%, 9/30/2029		200,000	199,246
DuPont de Nemours, Inc., 5.419%, 11/15/2048		125,000	158,255
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024		200,000	204,960
5.0%, 9/1/2027		210,000	208,973
SASOL Financing U.S.A. LLC, 5.875%, 3/27/2024		200,000	216,060
Suzano Austria GmbH, 144A, 5.75%, 7/14/2026		200,000	221,042
			1,324,454
Real Estate 2.4%
American Tower Corp., (REIT), 3.8%, 8/15/2029		155,000	165,432
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		50,000	53,176
(REIT), 5.25%, 1/15/2023		135,000	146,984
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		135,000	142,181
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2029		90,000	91,377
Office Properties Income Trust:
(REIT), 4.15%, 2/1/2022		80,000	81,803
(REIT), 4.25%, 5/15/2024		80,000	81,777
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026		50,000	54,793
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022		190,000	193,800
(REIT), 4.875%, 9/1/2024		125,000	129,375
Welltower, Inc., (REIT), 3.1%, 1/15/2030		80,000	80,062
			1,220,760
Utilities 3.9%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		210,000	224,759
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	206,546
Enel Finance International NV, 144A, 4.25%, 9/14/2023		300,000	318,605
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		36,000	37,397
3.5%, 4/1/2029		58,000	61,462
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		175,000	175,415
144A, 4.25%, 7/15/2024		250,000	257,500
NRG Energy, Inc., 144A, 5.25%, 6/15/2029		123,000	132,262
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	222,000	269,517
Sempra Energy, 4.0%, 2/1/2048		55,000	58,181
Southern California Edison Co., Series B, 3.65%, 3/1/2028		100,000	107,266
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	96,177
			1,945,087
Total Corporate Bonds (Cost $24,923,222)			26,347,001
Mortgage-Backed Securities Pass-Throughs 18.2%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		317,515	339,086
5.5%, with various maturities from 10/1/2023 until 5/1/2041		475,136	531,914
6.5%, 3/1/2026		40,036	42,768
Federal National Mortgage Association:
3.5%, with various maturities from 12/1/2045 until 1/1/2047		2,252,823	2,359,747
4.0%, 4/1/2047		1,766,878	1,886,007
12-month USD-LIBOR + 1.750%, 4.375% *, 9/1/2038		26,283	27,541
5.0%, 10/1/2033		25,904	28,597
5.5%, with various maturities from 12/1/2032 until 8/1/2037		486,086	548,569
6.0%, with various maturities from 4/1/2024 until 3/1/2025		101,293	111,836
6.5%, with various maturities from 11/1/2024 until 1/1/2036		47,370	52,774
Government National Mortgage Association, 4.0%, 11/1/2049 (d)		3,000,000	3,118,535
Total Mortgage-Backed Securities Pass-Throughs (Cost $8,843,161)			9,047,374
Asset-Backed 10.0%
Automobile Receivables 4.9%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		660,000	668,060
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	501,666
Hertz Vehicle Financing II LP:
"A", Series 2017-1A, 144A, 2.96%, 10/25/2021		750,000	755,225
"A", Series 2018-1A, 144A, 3.29%, 2/25/2024		500,000	512,672
			2,437,623
Credit Card Receivables 2.0%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	996,165
Miscellaneous 3.1%
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		230,000	233,310
Goldentree Loan Opportunities X Ltd., "AJR", Series 2015-10A, 144A, 3-month USD-LIBOR + 1.450%, 3.728% *, 7/20/2031		433,333	428,067
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		59,521	59,195
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		420,283	427,879
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.388% *, 7/20/2030		400,000	397,175
			1,545,626
Total Asset-Backed (Cost $4,944,370)			4,979,414
Commercial Mortgage-Backed Securities 5.6%
Bank, "B", Series 2018-BN13, 4.691% *, 8/15/2061		500,000	563,649
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.128% *, 11/15/2034		280,000	278,947
Citigroup Commercial Mortgage Trust, "D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		600,000	626,583
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.666% *, 12/25/2024		4,887,262	121,664
"X1", Series K054, Interest Only, 1.313% *, 1/25/2026		1,819,525	115,927
GS Mortgage Securities Corp. II, "B", Series 2018-GS10, 4.52% *, 7/10/2051		500,000	563,279
Morgan Stanley Capital Barclays Bank Trust, "C", Series 2016-MART, 144A, 2.817%, 9/13/2031		500,000	499,188
Total Commercial Mortgage-Backed Securities (Cost $2,639,582)			2,769,237
Collateralized Mortgage Obligations 9.0%
Countrywide Home Loan, "A2", Series 2006-1, 6.0%, 3/25/2036		143,069	116,406
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		75,354	38,301
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		1,446,718	177,246
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		220,132	24,498
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,035,363	182,385
Federal National Mortgage Association:
"ZL", Series 2017-55, 3.0%, 10/25/2046		534,870	527,371
"CL", Series 4736, 3.0%, 12/15/2047		1,000,000	1,060,735
"PA", Series 4885, 3.0%, 4/15/2048		976,342	1,004,512
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	652,859
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		204,558	17,673
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		167,307	22,249
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		50,043	7,715
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		96,741	14,872
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		37,475	5,696
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		1,371	1,438
"8A1", Series 2004-3, 7.0%, 4/25/2034		3,046	3,382
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		239,510	240,015
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		196,430	198,972
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		206,103	207,810
Total Collateralized Mortgage Obligations (Cost $4,556,029)			4,504,135
Government & Agency Obligations 5.9%
Other Government Related (e) 0.7%
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	316,107
Sovereign Bonds 1.5%
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029		200,000	220,500
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	290,000	331,763
Republic of South Africa, 4.875%, 4/14/2026		200,000	206,484
			758,747
U.S. Treasury Obligations 3.7%
U.S. Treasury Bond, 3.0%, 2/15/2049		1,051,000	1,253,112
U.S. Treasury Note, 1.625%, 8/15/2029		603,000	600,221
			1,853,333
Total Government & Agency Obligations (Cost $2,786,188)			2,928,187
Short-Term U.S. Treasury Obligations 2.6%
U.S. Treasury Bills:
1.763% **, 7/16/2020 (f)		804,000	792,600
2.548% **, 10/10/2019		500,000	499,779
Total Short-Term U.S. Treasury Obligations (Cost $1,292,306)			1,292,379
		Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (g) (h) (Cost $145,905)		145,905	145,905
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 1.96% (g) (Cost $1,216,868)		1,216,868	1,216,868
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,347,631)		106.9	53,230,500
Other Assets and Liabilities, Net		(6.9)	(3,437,246)
Net Assets		100.0	49,793,254

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (g) (h)
111,600	34,305 (i)	—	—	—	1,912	—	145,905	145,905
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 1.96% (g)
1,975,521	22,398,645	23,157,298	—	—	33,187	—	1,216,868	1,216,868
2,087,121	22,432,950	23,157,298	—	—	35,099	—	1,362,773	1,362,773

*	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $142,138, which is 0.3% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2019 open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2019	11	1,446,957	1,433,438	(13,519)
2 Year U.S. Treasury Note	USD	12/31/2019	21	4,537,335	4,525,500	(11,835)
U.S. Treasury Long Bond	USD	12/19/2019	2	328,817	324,625	(4,192)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2019	33	4,764,085	4,699,406	(64,679)
Total unrealized depreciation						(94,225)

At September 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	12/31/2019	7	838,834	834,039	4,795
Ultra Long U.S. Treasury Bond	USD	12/19/2019	15	2,926,835	2,878,594	48,241
Total unrealized appreciation						53,036

At September 30, 2019, open credit default swap contracts sold were as follows:

Bilateral Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Counterparty/Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

Markit Commercial Mortgage Backed Securities Index Series 12	2.0%/ Monthly	Morgan Stanley 8/17/2061	235,000	USD	(5,301)	(7,190)	1,889

(j) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	550,000	USD	607,811	11/21/2019	6,020	State Street Bank and Trust
EUR	200,000	USD	221,095	12/13/2019	1,860	Morgan Stanley
Total unrealized appreciation					7,880

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$26,347,001	$—	$26,347,001
Mortgage-Backed Securities Pass-Throughs	—	9,047,374	—	9,047,374
Asset-Backed	—	4,979,414	—	4,979,414
Commercial Mortgage-Backed Securities	—	2,769,237	—	2,769,237
Collateralized Mortgage Obligations	—	4,504,135	—	4,504,135
Government & Agency Obligations	—	2,928,187	—	2,928,187
Short-Term U.S. Treasury Obligations	—	1,292,379	—	1,292,379
Short-Term Investments (k)	1,362,773	—	—	1,362,773
Derivatives (l)
Futures Contracts	53,036	—	—	53,036
Credit Default Swap Contracts	—	1,889	—	1,889
Forward Foreign Currency Contracts	—	7,880	—	7,880
Total	$1,415,809	$51,877,496	$—	$53,293,305
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(94,225)	$—	$—	$(94,225)
Total	$(94,225)	$—	$—	$(94,225)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 1,889	$ —
Interest Rate Contracts	$ (41,189)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 7,880